First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Select Small Cap Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Communication Services 0.4%
Media 0.4%
iHeartMedia, Inc., Class A(a)	96,778	377,434
Total Communication Services		377,434
Consumer Discretionary 11.9%
Auto Components 3.2%
Visteon Corp.(a)	20,000	3,136,600
Hotels, Restaurants & Leisure 5.5%
Penn Entertainment, Inc.(a)	17,536	520,118
Six Flags Entertainment Corp.(a)	81,790	2,184,611
Texas Roadhouse, Inc.	25,239	2,727,326
Total		5,432,055
Household Durables 1.4%
KB Home	35,494	1,426,149
Textiles, Apparel & Luxury Goods 1.8%
Kontoor Brands, Inc.	37,022	1,791,494
Total Consumer Discretionary		11,786,298
Consumer Staples 2.3%
Food Products 2.3%
Nomad Foods Ltd.(a)	119,930	2,247,488
Total Consumer Staples		2,247,488
Energy 3.6%
Energy Equipment & Services 1.8%
Patterson-UTI Energy, Inc.	149,387	1,747,828
Oil, Gas & Consumable Fuels 1.8%
Devon Energy Corp.	35,054	1,774,083
Total Energy		3,521,911
Financials 21.8%
Banks 13.8%
Axos Financial, Inc.(a)	73,369	2,708,783
First Hawaiian, Inc.	71,929	1,483,895
Huntington Bancshares, Inc.	136,580	1,529,696
OceanFirst Financial Corp.	89,044	1,645,533
Pacific Premier Bancorp, Inc.	84,030	2,018,401
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	31,922	1,832,642
Stock Yards Bancorp, Inc.	44,747	2,467,350
Total		13,686,300
Consumer Finance 1.2%
PROG Holdings, Inc.(a)	49,550	1,178,794
Financial Services 3.0%
Radian Group, Inc.	134,721	2,977,334
Insurance 3.8%
CNO Financial Group, Inc.	72,987	1,619,582
Hanover Insurance Group, Inc. (The)	16,876	2,168,566
Total		3,788,148
Total Financials		21,630,576
Health Care 7.9%
Biotechnology —%
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
OmniAb, Inc.(a),(b),(c),(d)	1,403	—
Total		—
Health Care Equipment & Supplies 4.1%
CONMED Corp.	21,691	2,252,827
LivaNova PLC(a)	41,393	1,803,907
Total		4,056,734
Health Care Providers & Services 2.1%
Tenet Healthcare Corp.(a)	34,670	2,060,092
Life Sciences Tools & Services 1.5%
Syneos Health, Inc.(a)	41,382	1,474,027
Pharmaceuticals 0.2%
Ligand Pharmaceuticals, Inc.(a)	3,702	272,319
Total Health Care		7,863,172
Industrials 16.4%
Aerospace & Defense 3.0%
Curtiss-Wright Corp.	16,898	2,978,442
Building Products 2.2%
Zurn Elkay Water Solutions Corp.	102,947	2,198,948
Commercial Services & Supplies 2.0%
Waste Connections, Inc.	14,068	1,956,437
2	Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 2.2%
Primoris Services Corp.	90,046	2,220,534
Electrical Equipment 2.7%
Bloom Energy Corp., Class A(a)	42,700	851,011
Regal Rexnord Corp.	12,657	1,781,220
Total		2,632,231
Ground Transportation 1.8%
Knight-Swift Transportation Holdings, Inc.	31,071	1,757,997
Passenger Airlines 0.9%
Spirit Airlines, Inc.	48,658	835,458
Professional Services 1.6%
CACI International, Inc., Class A(a)	5,487	1,625,688
Total Industrials		16,205,735
Information Technology 11.1%
Communications Equipment 6.4%
Extreme Networks, Inc.(a)	218,400	4,175,808
Viavi Solutions, Inc.(a)	199,983	2,165,816
Total		6,341,624
Semiconductors & Semiconductor Equipment 4.7%
Kulicke & Soffa Industries, Inc.	34,577	1,821,862
MACOM Technology Solutions Holdings, Inc.(a)	40,000	2,833,600
Total		4,655,462
Total Information Technology		10,997,086
Materials 10.0%
Chemicals 1.5%
Minerals Technologies, Inc.	23,531	1,421,743
Construction Materials 2.0%
Summit Materials, Inc., Class A(a)	70,747	2,015,582
Containers & Packaging 3.3%
O-I Glass, Inc.(a)	142,884	3,244,896
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.2%
ATI, Inc.(a)	80,752	3,186,474
Total Materials		9,868,695
Real Estate 7.3%
Health Care REITs 1.7%
Physicians Realty Trust	113,467	1,694,062
Hotel & Resort REITs 2.0%
Apple Hospitality REIT, Inc.	130,000	2,017,600
Industrial REITs 0.6%
First Industrial Realty Trust, Inc.	12,113	644,412
Specialized REITs 3.0%
Gaming and Leisure Properties, Inc.	28,106	1,463,198
Outfront Media, Inc.	90,000	1,460,700
Total		2,923,898
Total Real Estate		7,279,972
Utilities 3.1%
Electric Utilities 3.1%
Portland General Electric Co.	63,743	3,116,395
Total Utilities		3,116,395
Total Common Stocks (Cost $75,645,285)		94,894,762

Money Market Funds 4.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(e),(f)	4,173,814	4,172,979
Total Money Market Funds (Cost $4,172,316)		4,172,979
Total Investments in Securities (Cost: $79,817,601)		99,067,741
Other Assets & Liabilities, Net		35,639
Net Assets		99,103,380

Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, March 31, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At March 31, 2023, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
OmniAb, Inc.	03/05/2015-06/10/2021	1,403	—	—
			—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	3,775,690	3,873,923	(3,476,737)	103	4,172,979	587	40,797	4,173,814
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Select Small Cap Value Fund | First Quarter Report 2023

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1QT7022_12_B01_(05/23)